UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-21824)
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 12/31/11
Date of reporting period: 03/31/11

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2011 (unaudited), all dollars rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >

Certificates of Deposit — 30.8%
Australia & New Zealand Banking Group/NY
0.260%, 4/07/2011	$50,000	$50,000
0.256%, 4/12/2011	50,000	50,000
Bank of Montreal/Chicago
0.160%, 4/01/2011	10,000	10,000
Bank of Nova Scotia/Houston ∆
0.289%, 6/09/2011	100,000	100,000
0.480%, 7/12/2011	50,000	50,000
0.270%, 8/18/2011	25,000	25,000
0.310%, 9/29/2011	10,000	10,000
0.350%, 1/20/2012	50,000	50,000
Barclays Bank/NY ∆
0.270%, 4/21/2011	50,000	50,000
0.653%, 7/19/2011	10,000	10,000
0.300%, 7/25/2011	55,000	55,000
BNP Paribas/NY
0.650%, 2/06/2012 ∆	65,000	65,000
Canadian Imperial Bank of Commerce/NY ∆
0.230%, 4/27/2011	65,000	65,000
0.220%, 6/10/2011	25,000	25,000
0.250%, 8/08/2011	65,000	65,000
Credit Agricole Corporate & Investment Bank/NY
0.350%, 4/11/2011	40,000	40,000
0.350%, 4/11/2011	35,000	35,000
0.464%, 7/18/2011 ∆	60,000	60,000
Credit Suisse/NY ∆
0.240%, 4/15/2011	60,000	60,000
0.230%, 6/03/2011	28,400	28,400
0.363%, 7/22/2011	21,500	21,501
0.298%, 8/10/2011	40,000	40,000
Deutsche Bank/NY
0.320%, 7/06/2011 ∆	60,000	60,000
DnB NOR Bank/NY
0.270%, 6/08/2011 ∆	60,000	60,000
Lloyds TSB Bank/NY
0.404%, 5/02/2011 ∆	60,000	60,000
0.270%, 6/10/2011	15,000	15,000
0.440%, 7/14/2011	60,000	60,000
National Australia Bank/NY
0.285%, 4/15/2011	65,000	65,000
0.334%, 11/09/2011 ∆	18,000	18,000
Natixis/NY
0.405%, 8/15/2011 ∆	65,000	65,000
Nordea Bank Finland/NY
0.210%, 4/11/2011	45,000	45,000
0.300%, 4/13/2011	60,000	60,000
0.370%, 7/13/2011	50,000	50,000
Rabobank Nederland/NY
0.274%, 4/19/2011	60,000	60,000
0.308%, 4/26/2011	9,687	9,687
0.296%, 5/13/2011 ∆	50,000	50,000
0.328%, 11/10/2011 ∆	60,000	59,998
0.346%, 3/30/2012 ∆	10,000	10,000
Royal Bank of Canada/NY ∆
0.280%, 6/07/2011	50,000	50,000
0.310%, 8/05/2011	10,000	10,000
0.310%, 3/05/2012	50,000	49,983
Royal Bank of Scotland/CT ∆
0.390%, 7/14/2011	60,000	60,000
0.494%, 9/12/2011	10,000	10,000
0.453%, 10/25/2011	60,000	60,000

DESCRIPTION	PAR	VALUE >

Societe Generale/NY ∆
0.340%, 5/16/2011	60,000	60,000
0.490%, 9/06/2011	35,000	35,000
0.360%, 2/03/2012	65,000	65,000
Svenska Handelsbanken/NY
0.300%, 4/13/2011	50,000	50,000
0.275%, 6/07/2011	12,150	12,150
Toronto Dominion Bank/NY
0.304%, 5/19/2011 ∆	8,300	8,301
0.270%, 7/07/2011	17,900	17,900
0.318%, 10/28/2011 ∆	62,300	62,301
UBS/Stamford
0.360%, 7/05/2011 ∆	60,000	60,000
Westpac Banking/NY ∆
0.230%, 5/09/2011	30,000	30,000
0.250%, 8/31/2011	64,000	64,000
0.330%, 11/21/2011	10,000	10,000
Total Certificates of Deposit

(Cost $2,427,221)		2,427,221

Government Agency Debt ∆ — 13.6%
Federal Farm Credit Bank
0.110%, 6/07/2011	45,000	44,988
0.205%, 8/17/2011	150,000	150,000
Federal Home Loan Bank
0.230%, 5/12/2011	145,000	145,000
0.310%, 6/01/2011	100,000	100,000
0.255%, 6/02/2011	100,000	100,000
0.310%, 6/10/2011	100,000	100,000
0.290%, 6/13/2011	183,000	183,000
0.240%, 8/12/2011	50,000	50,000
0.220%, 10/20/2011	100,000	100,000
Federal Home Loan Mortgage Corporation
0.120%, 11/09/2011	100,000	99,951
Total Government Agency Debt

(Cost $1,072,939)		1,072,939

Financial Company Commercial Paper — 10.2%
Australia & New Zealand Banking Group
0.326%, 2/02/2012 ∆ ■	50,000	50,000
Banco Bilbao Vizcaya Argentaria/London ¤ ■
0.460%, 4/11/2011	65,000	64,992
0.540%, 5/09/2011	90,000	89,949
Commonwealth Bank of Australia ■
0.404%, 5/13/2011	40,000	40,000
0.340%, 7/29/2011 ∆	20,000	20,000
0.342%, 11/04/2011 ∆	18,000	17,999
Danske
0.300%, 4/04/2011 ¤ ■	20,000	19,999
DnB NOR Bank ■
0.130%, 4/07/2011 ¤	50,000	49,999
0.304%, 8/22/2011 ∆	10,000	10,000
ING (US) Funding
0.401%, 7/05/2011 ¤	25,000	24,974
Reckitt Benckiser Treasury Services ¤ ■
0.280%, 4/07/2011	10,550	10,549
0.280%, 4/18/2011	30,000	29,996
0.265%, 4/21/2011	28,600	28,596
0.451%, 7/22/2011	30,000	29,958
0.451%, 7/29/2011	30,000	29,955
0.431%, 8/04/2011	7,500	7,489
Royal Bank of Scotland
0.320%, 4/18/2011 ¤ ■	22,650	22,647
Santander Commercial Paper¤
0.400%, 4/18/2011	50,000	49,991
0.500%, 4/20/2011	20,000	19,995
0.601%, 4/25/2011	65,000	64,974

DESCRIPTION	PAR	VALUE >

Toyota Motor Credit
0.361%, 7/11/2011 ¤	60,000	59,939
Westpac Banking
0.275%, 8/15/2011 ∆ ■	65,000	65,000
Total Financial Company Commercial Paper

(Cost $807,001)		807,001

Other Notes - 9.3%
Australia & New Zealand Banking Group ∆ ■
0.284%, 7/29/2011	50,000	49,999
0.910%, 8/04/2011	14,050	14,079
0.504%, 1/30/2012	10,000	10,013
Commonwealth Bank of Australia ∆ ■
0.610%, 11/04/2011	33,500	33,553
0.374%, 4/27/2012	11,000	11,000
General Electric Capital
0.394%, 4/28/2011	3,500	3,500
0.382%, 5/23/2011	10,000	10,000
0.383%, 8/15/2011 ∆	50,000	49,990
0.492%, 11/21/2011 ∆	5,502	5,507
0.423%, 4/10/2012 ∆	10,000	10,007
Merrill Lynch, Pierce Fenner & Smith — Master Note ∆
0.270%, 4/01/2011	130,000	130,000
Met Life Global Funding ■
2.210%, 6/10/2011	19,436	19,508
0.703%, 7/13/2011 ∆	69,100	69,179
0.560%, 3/15/2012 ∆	32,910	32,946
0.803%, 4/10/2012 ∆	14,890	14,946
National Australia Bank ■
0.410%, 6/15/2011	16,900	16,903
0.322%, 8/19/2011 ∆	50,000	50,000
0.503%, 1/23/2012 ∆	20,000	20,031
Nordea Bank
0.414%, 4/18/2012 ∆ ■	65,000	65,000
Rabobank Nederland
0.510%, 8/05/2011 ∆ ■	10,000	10,007
Svenska Handelsbanken ∆ ■
0.412%, 6/09/2011	3,300	3,300
0.412%, 4/09/2012	50,000	50,000
Westpac Banking ■
0.443%, 4/19/2011	4,900	4,901
0.336%, 10/14/2011 ∆	53,250	53,250
Total Other Notes

(Cost $737,619)		737,619

Asset Backed Commercial Paper ■ - 6.9%
Atlantic Asset Securitization ¤
0.250%, 4/11/2011	15,000	14,999
0.270%, 4/12/2011	37,200	37,197
0.250%, 5/02/2011	25,000	24,995
0.270%, 6/01/2011	15,000	14,993
Barton Capital
0.280%, 4/11/2011 ¤	53,750	53,746
Chariot Funding
0.220%, 4/06/2011 ¤	22,000	21,999
Fairway Finance ∆
0.279%, 5/09/2011	25,000	25,000
0.294%, 8/19/2011	25,000	25,000
0.299%, 9/09/2011	19,000	19,000
Grampian Funding
0.410%, 9/02/2011 ∆	65,000	65,000
Liberty Street Funding
0.230%, 4/01/2011 ¤	60,000	60,000
Sheffield Receivables ¤
0.240%, 4/12/2011	15,000	14,999
0.290%, 4/15/2011	36,000	35,996

DESCRIPTION	PAR	VALUE >

Starbird Funding ¤
0.250%, 4/01/2011	35,000	35,000
0.240%, 4/04/2011	23,000	22,999
0.300%, 4/11/2011	15,000	14,999
Thames Asset Global Securitization
0.230%, 4/13/2011 ¤	12,000	11,999
Thunder Bay Funding ¤
0.270%, 4/04/2011	19,099	19,098
0.230%, 4/05/2011	30,000	29,999
Total Asset Backed Commercial Paper

(Cost $547,018)		547,018

Variable Rate Demand Notes ∆ — 3.1%
ABAG Finance Authority for Nonprofit Corporations, Point Loma Nazarene University, Series 2008 (LOC: Wells Fargo Bank)
0.190%, 4/07/2011	16,930	16,930
Economic Development Authority of Albemarle County , Martha Jefferson Hospital, Series 2008C (LOC: Wells Fargo Bank)
0.230%, 4/01/2011	9,100	9,100
Aurora Children’s Hospital, Series 2008C (LOC: Wells Fargo Bank)
0.230%, 4/07/2011	8,240	8,240
California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series 2008B (LOC: Wells Fargo Bank)
0.190%, 4/07/2011	28,700	28,700
Calleguas-Las Virgines Public Financing Authority, Calleguas Municipal Water District, 2008 Series A (LOC: Wells Fargo Bank)
0.190%, 4/07/2011	17,240	17,240
District of Columbia Revenue, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.220%, 4/07/2011	33,250	33,250
Halifax Hospital Medical Center (LOC: JPMorgan Chase Bank)
0.240%, 4/07/2011	19,500	19,500
Illinois Finance Authority, Carle Foundation, Series C (LOC: Northern Trust Company)
0.180%, 4/07/2011	10,500	10,500
Illinois State Toll Highway Authority (LOC: PNC Bank)
0.220%, 4/07/2011	12,000	12,000
Maryland Health & Higher Education, University of Maryland Medical Systems (LOC: Wachovia Bank)
0.220%, 4/07/2011	4,055	4,055
Michigan State Building Authority, Series I (LOC: JPMorgan Chase Bank)
0.230%, 4/07/2011	11,800	11,800
Minneapolis & St. Paul Housing, Alliance Health Systems (LOC: Wells Fargo Bank)
0.230%, 4/07/2011	12,600	12,600
New Hampshire Higher Educational & Health, Hunt Community (LOC: TD Bank)
0.210%, 4/07/2011	9,795	9,795
North Broward Hospital District (LOC: TD Bank)
0.210%, 4/07/2011	19,000	19,000
South Carolina Economic Revenue Authority, Sisters of Charity Providence (LOC: Wells Fargo Bank)
0.240%, 4/07/2011	9,700	9,700
St. Joseph County Hospital Authority, Memorial Health System (LOC:
JPMorgan Chase Bank)
0.240%, 4/07/2011	12,900	12,900
Vermont State Student Assistance, Series C-2 (LOC: Lloyds Bank) (AMT)
0.260%, 4/07/2011	6,300	6,300
Total Variable Rate Demand Notes

(Cost $241,610)		241,610

Government Agency Repurchase Agreements — 16.5%
Deutsche Bank Securities
0.200%, dated 3/31/2011, matures 4/01/2011, repurchase price $200,111 (collateralized by government agency debt: Total market value $204,000)	200,000	200,000
Goldman Sachs & Co.
0.170%, dated 3/31/2011, matures 4/01/2011, repurchase price $350,165 (collateralized by government agency debt: Total market value $357,000)	350,000	350,000

DESCRIPTION	PAR	VALUE >

ING Financial Markets
0.200%, dated 3/31/2011, matures 4/01/2011, repurchase price $500,278 (collateralized by government agency debt: Total market value $510,000)	500,000	500,000
Jefferies & Company
0.200%, dated 3/31/2011, matures 4/01/2011, repurchase price $250,139 (collateralized by government agency debt: Total market value $255,000)	250,000	250,000
Total Government Agency Repurchase Agreements

(Cost $1,300,000)		1,300,000

Other Repurchase Agreements — 6.3%
BNP Paribas Securities
0.240%, dated 3/31/2011, matures 4/01/2011, repurchase price $145,097 (collateralized by various securities: Total market value $152,250)	145,000	145,000
Deutsche Bank Securities
0.220%, dated 3/31/2011, matures 4/01/2011, repurchase price $50,031 (collateralized by various securities: Total market value $52,500)	50,000	50,000
ING Financial Markets
0.260%, dated 3/31/2011, matures 4/01/2011, repurchase price $100,072 (collateralized by various securities: Total market value $105,002)	100,000	100,000
JP Morgan Securities
0.240%, dated 3/31/2011, matures 4/01/2011, repurchase price $100,067 (collateralized by various securities: Total market value $105,002)	100,000	100,000
RBC Capital Markets
0.220%, dated 3/31/2011, matures 4/01/2011, repurchase price $100,061 (collateralized by various securities: Total market value $105,017)	100,000	100,000
Total Other Repurchase Agreements

(Cost $495,000)		495,000

Investment Companies Ω — 3.4%	SHARES

DWS Money Market Series, Institutional Shares, 0.150%	88,059,111	88,059
Goldman Sachs Financial Square Money Market Fund, 0.159%	101,613,082	101,613
HSBC Prime Money Market Fund, 0.125%	80,000,000	80,000
Total Investment Companies

(Cost $269,672)		269,672

Total Investments ▲ — 100.1%
(Cost $7,898,080)		7,898,080

Other Assets and Liabilities, Net — (0.1)%		(9,446)

Total Net Assets — 100.0%		$7,888,634

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2011, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

∆	Variable Rate Security — The rate shown in the rate in effect as of March 31, 2011.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2011, the value of these investments was $1,662,761 or 21.1% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2011.

▲	On March 31, 2011, the cost of investments for federal income tax purposes was approximately $7,898,080. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT-	Alternative Minimum Tax. As of March 31, 2011, the total value of securities subject to AMT was $6,300 or 0.1% of total net assets.
LOC- Letter of Credit

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2011 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Certificates of Deposit	$—	$2,427,221	$—	$2,427,221
Government Agency Debt	—	1,072,939	—	1,072,939
Financial Company Commercial Paper	—	807,001	—	807,001
Other Notes	—	737,619	—	737,619
Asset Backed Commercial Paper	—	547,018	—	547,018
Variable Rate Demand Notes	—	241,610	—	241,610
Government Agency Repurchase Agreements	—	1,300,000	—	1,300,000
Other Repurchase Agreements	—	495,000	—	495,000
Investment Companies	269,672	—	—	269,672

Total Investments	$269,672	$7,628,408	$—	$7,898,080

During the three month period ended March 31, 2011, the portfolio recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: May 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: May 25, 2011